Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay for Performance

Year	Summary Compensation Table Total for PEO(1)(2)	Summary Compensation Table Total for Former PEO(2)(3)	Compensation Actually Paid to PEO(1)(4)	Compensation Actually Paid to Former PEO(3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs(2)(5)	Average Compensation Actually Paid to Non-PEO NEOs(4)(5)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”)	Net (Loss) Income (in thousands)
2022	$270,000	$-	$242,000	$-	$376,000	$356,000	$38.86	$(1,592)
2021	$218,000	726,000	$230,000	$726,000	$311,000	$284,000	$40.29	$4,808

(1)	For each year shown, the PEO was Henry Sicignano III, our President and Principal Executive Officer.
(2)

Refer to “Executive Compensation-Summary Compensation Table.” Amounts in this column represent the “Total” column set forth in the Summary Compensation Table (“SCT”). See the footnotes to the SCT for further detail regarding the amounts in these columns.

(3)	The Former PEO in 2021 was Brandon Stump.
(4)

The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).

(5)	Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2022: Matthew P. Montesano and Ryan Stump

2021: Matthew P. Montesano, Ryan Stump, David Allen

PEO Total Compensation Amount	$ 270,000	$ 218,000
PEO Actually Paid Compensation Amount	$ 242,000	230,000
Adjustment To PEO Compensation, Footnote [Text Block]

	2022			2021
SCT Total to CAP Reconciliation	PEO	Former PEO	Other NEOs	PEO	Former PEO	Other NEOs
SCT Total	$270,000	$-	$376,000	$218,000	$726,000	$311,000
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(18,000)	-	(20,000)	(65,000)	-	(20,000)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	16,000	-	-	77,000	-	-
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(14,000)	-	-	-	-	-
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	-	-	-	-	-	-
Add (Deduct): Changes as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(12,000)	-	-	-	-	(7,000)
CAP Amounts (as calculated)	$242,000	$-	$356,000	$230,000	$726,000	$284,000

Non-PEO NEO Average Total Compensation Amount	$ 376,000	311,000
Non-PEO NEO Average Compensation Actually Paid Amount	356,000	284,000
Total Shareholder Return Amount	38.86	40.29
Net Income (Loss)	(1,592)	4,808
PEO (Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,000)	(65,000)
NEO (Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,000)	(20,000)
PEO Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,000	77,000
PEO Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,000)
PEO Add (Deduct): Changes as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,000)
NEO Add (Deduct): Changes as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,000)
Former PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		726,000
PEO Actually Paid Compensation Amount		$ 726,000